Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Percentage of annual escalation of base rent	2.75%
Rent expense	$ 1,462	$ 1,984
Payments to facilitate early terminations of leases	$ 394